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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [ ]; Amendment Number: ______

     This Amendment (Check only one.): [ ] is a restatement
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Salzman & Co., Inc.
Address:   One Landmark Square - Suite 650
           Stamford, CT 06901

Form 13F File Number: 028-12438

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Stephen B. Salzman
Title:   CEO/President
Phone:   203-302-2701

Signature, Place, and Date of Signing:


  /s/ Stephen B. Salzman          Stamford, CT              January 7, 2011

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

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                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:               0
Form 13F Information Table Entry Total:         12
Form 13F Information Table Value Total:   $234,823 (thousands)

List of Other Included Managers:

NONE

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                           FORM 13F INFORMATION TABLE

        COLUMN 1         COLUMN 2  COLUMN 3 COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------ -------- --------- -------- ------------------- ---------- -------- -------------------
                                                                                               VOTING AUTHORITY
                         TITLE OF             VALUE  SHARES / SH / PUT / INVESTMENT   OTHER  -------------------
     NAME OF ISSUER        CLASS    CUSIP   (x$1000)  PRN AMT PRN  CALL  DISCRETION MANAGERS   SOLE  SHARED NONE
------------------------ -------- --------- -------- -------- ---- ----- ---------- -------- ------- ------ ----
     BANK OF AMERICA        COM   060505104   35926   2693094  SH           SOLE             2693094
       CORPORATION
 BANK OF NEW YORK MELLON
          CORP              COM   064058100   12223    404725  SH           SOLE              404725
      CITIGROUP INC         COM   172967101   26398   5580945  SH           SOLE             5580945
   FIFTH THIRD BANCORP      COM   316773100     342     23300  SH           SOLE               23300
    FOSTER WHEELER AG       COM   H27178104   25891    750039  SH           SOLE              750039
   GENERAL ELECTRIC CO      COM   369604103   14644    800680  SH           SOLE              800680
 GOLDMAN SACHS GROUP INC    COM   38141G104   14873     88443  SH           SOLE               88443
     MORGAN STANLEY       COM NEW 617446448   12768    469250  SH           SOLE              469250
      OWENS ILL INC       COM NEW 690768403   20572    670093  SH           SOLE              670093
 SCHWAB CHARLES CORP NEW    COM   808513105   12812    748800  SH           SOLE              748800
     US BANCORP DEL       COM NEW 902973304   21308    790050  SH           SOLE              790050
  WELLS FARGO & CO NEW      COM   949746101   37066   1196052  SH           SOLE             1196052